Prepayment for long-term assets	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Prepayment for long-term assets

Note 6 – Prepayment for long-term assets

In September 2025, the Company entered into an equity investment agreement to purchase a 49% equity interest in a prospective investee. The Company made a non-interest-bearing advance to the prospective investee amounted to $688,299, which is subject to conversion into a 49% equity interest of the prospective investee upon the satisfaction of all closing conditions to the transaction.